Financial assets at fair value through profit or loss - Financial assets at fair value through profit or loss (Details) (Parenthetical) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Customer deposits	₩ 2,965,469	₩ 1,731,224